Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Accounting, Policy
Basis of Presentation and Use of Estimates
The accompanying unaudited consolidated condensed financial statements of Caesars have been prepared under the rules and regulations of the Securities and Exchange Commission applicable for interim periods, and therefore, do not include all information and footnotes necessary for complete financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”). The results for the interim periods reflect all adjustments (consisting primarily of normal recurring adjustments) that management considers necessary for a fair presentation of financial position, results of operations, and cash flows. The results of operations for our interim periods are not necessarily indicative of the results of operations that may be achieved for the entire 2017 fiscal year. All amounts presented in these consolidated condensed financial statements and notes thereto exclude the operating results and cash flows of CEOC subsequent to January 2015, and the assets, liabilities, and equity of CEOC as of March 31, 2017 and December 31, 2016.

Basis of Presentation and Use of Estimates
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), which require the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. Actual amounts could differ from those estimates.
Certain prior year amounts have been reclassified to conform to the current year’s presentation. For the years ended December 31, 2015 and 2014, $17 million and $27 million, respectively, was reclassified from food and beverage revenues to other revenue, and $2 million and $50 million, respectively, was reclassified from corporate expense to depreciation and amortization.
As disclosed in Note 1, the financial results related to the SMG Business were classified as discontinued operations for all periods presented (see also Note 17).

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]
Transactions with CEOC are treated as related party transactions for Caesars Entertainment. These transactions include items such as casino management fees paid to CEOC, insurance expenses related to insurance coverage provided to CEOC by Caesars Entertainment, and rent payments by CEOC to CERP under the Octavius Tower lease agreement. See Note 15 for additional information on related party transactions and on the carrying amounts and classification of assets and liabilities that relate to our variable interest in CEOC.
Consolidation of CGP
Effective in 2013, CGP was been determined to be a VIE, and Caesars was determined to be the primary beneficiary. CAC is the sole voting member of CGP and holds a material noncontrolling interest in CGP. Common control exists between CAC and Caesars through the majority beneficial ownership of both by Hamlet Holdings (as defined in Note 15). Neither CAC nor CGP guarantees any of CEC’s debt, and the creditors or beneficial holders of CGP have no recourse to the general credit of CEC.
Consolidation of CES
A steering committee acts in the role of a board of managers for CES with each Member entitled to appoint one representative to the steering committee. Each Member, through its representative, is entitled to a single vote on the steering committee; accordingly, the voting power of the Members does not equate to their ownership percentages. Therefore, we determined that CES was a VIE, and we concluded that CEC is the primary beneficiary because our combined economic interest in CES, through our subsidiaries, represents a controlling financial interest.
Expenses incurred by CES are allocated to the casino properties directly or to the Members according to their allocation percentages, subject to annual review (see Note 15). Therefore, CES is a "pass-through" entity that serves as an agent on behalf of the Members at a cost-basis, and is contractually required to fully allocate its costs. CES is designed to have no operating cash flows of its own, and any net income or loss is generally immaterial and is typically subject to allocation to the Members in the subsequent period.
Consolidation Considerations for CEOC
CEOC’s filing for reorganization was a reconsideration event for Caesars Entertainment to reevaluate whether consolidation of CEOC continued to be appropriate. We concluded that CEOC is a VIE and that we are not the primary beneficiary; therefore, we no longer consolidate CEOC, but account for our investment in CEOC as a cost method investment subsequent to the deconsolidation.
Consolidation of Subsidiaries and Variable Interest Entities
Our consolidated financial statements include the accounts of Caesars Entertainment and its subsidiaries after elimination of all intercompany accounts and transactions.
We consolidate all subsidiaries in which we have a controlling financial interest and variable interest entities (“VIEs”) for which we or one of our consolidated subsidiaries is the primary beneficiary. Control generally equates to ownership percentage, whereby (1) affiliates that are more than 50% owned are consolidated; (2) investments in affiliates of 50% or less but greater than 20% are generally accounted for using the equity method where we have determined that we have significant influence over the entities; and (3) investments in affiliates of 20% or less are generally accounted for using the cost method.

Consolidation of Subsidiaries and Variable Interest Entities
Our consolidated financial statements include the accounts of Caesars Entertainment and its subsidiaries after elimination of all intercompany accounts and transactions.
We consolidate all subsidiaries in which we have a controlling financial interest and variable interest entities (“VIEs”) for which we or one of our consolidated subsidiaries is the primary beneficiary. Control generally equates to ownership percentage, whereby (1) affiliates that are more than 50% owned are consolidated; (2) investments in affiliates of 50% or less but greater than 20% are generally accounted for using the equity method where we have determined that we have significant influence over the entities; and (3) investments in affiliates of 20% or less are generally accounted for using the cost method.
We consolidate a VIE when we have both the power to direct the activities that most significantly impact the results of the VIE and the right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE. For VIEs that are under common control with affiliates, in lieu of an assessment of the power to direct the activities that most significantly impact the results of the VIE, we may be required to assess a number of other factors to determine the consolidating entity, including the following: (i) the closeness of the association that the VIE has with the businesses of the affiliated entities, (ii) the entity from which the VIE obtained its assets; (iii) the nature of ongoing management and other agreements; and (iv) the obligation to absorb losses and the right to receive residual returns that could potentially be significant to the VIE. Along with the VIEs that are consolidated in accordance with the above guidelines, we also hold variable interests in other VIEs that are not consolidated because we are not the primary beneficiary. We continually monitor both consolidated and unconsolidated VIEs to determine if any events have occurred that could cause the primary beneficiary to change. A change in determination could have a material impact on our financial statements.
Despite a majority financial interest, we may only possess non-substantive voting rights that do not confer upon us the ability to control key activities of the entity, such as determining operating budgets, payment of obligations, management of assets, and/or other activities necessary for the ordinary course of business. We continually monitor both consolidated and unconsolidated VIEs to determine if any events have occurred that could cause the primary beneficiary to change.
Consolidation of CGP
Because the equity holders in CGP receive returns disproportionate to their voting interests and substantially all the activities of CGP are related to Caesars, CGP has been determined to be a VIE. CAC is the sole voting member of CGP. Common control exists between CAC and Caesars through the majority beneficial ownership of both by Hamlet Holdings (as defined in Note 18). The assets held by CGP originally came from Caesars and continue to be intrinsically closely associated with Caesars through the nature of the business, as well as ongoing service and management agreements. Additionally, Caesars is expected to receive the majority of the benefits or absorb the majority of the losses from its higher economic participation in CGP. We have determined that Caesars is the primary beneficiary of CGP as a result of the close association with Caesars and other factors such as the fact that all of the assets and businesses owned by CGP were acquired from Caesars, and therefore, we are required to consolidate them. Neither CAC nor CGP guarantees any of CEC’s debt, and the creditors or beneficial holders of CGP have no recourse to the general credit of CEC.
We account for the noncontrolling interest in CGP using the hypothetical liquidation at book value (“HLBV”) method to attribute the earnings and losses of CGP between the controlling and noncontrolling interest. Under this method, the noncontrolling interest in the CGP entity is based upon the noncontrolling interest holders’ contractual claims on CGP’s accounting balance sheet pursuant to the mandatory liquidation provisions of the operating agreement, adjusted for certain common control tax distributions and the Notes Distribution described in Note 11. Caesars’ resulting net income from the controlling interest is the residual net income from the consolidation of the VIE less the HLBV calculated net income attributable to the noncontrolling interest holder. Due to certain mandatory liquidation provisions of the operating agreement, this could result in a net loss to Caesars consolidated results in periods in which CGP reports net income.
Subject to the terms and conditions described in the certificate of incorporation of CAC and the operating agreement of CGP, after October 21, 2016, Caesars Entertainment has the right to acquire all or a portion of the voting units of CGP (or, at the election of CAC, shares of CAC’s Class A common stock) not otherwise owned by Caesars Entertainment at such time. The purchase consideration may be, at Caesars Entertainment’s option, cash or shares of Caesars Entertainment’s common stock valued at market value, net of customary market discount and expenses, provided that the cash portion will not exceed 50% of the total consideration in any exercise of the call right. The purchase price will be the greater of (i) the fair market value of the voting units of CGP (or shares of CAC’s Class A common stock) at such time based on an independent appraisal or (ii) the initial capital contribution in respect of such units plus a 10.5% per annum return on such capital contribution, subject to a maximum return on such capital contribution of 25% per annum, taking into account prior distributions with respect to such units.
CGP generated net revenues of $1.7 billion, $1.6 billion and $1.3 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Net income attributable to Caesars related to CGP was $3.1 billion for the year ended December 31, 2016, which was primarily related to sale of the SMG Business (see Note 17). Net loss attributable to Caesars related to CGP was $18 million and $405 million for the years ended December 31, 2015 and 2014, respectively.
CGP was obligated to issue non-voting membership units to CEC in 2016 to the extent that the earnings from CIE’s social and mobile games business exceeded a specified threshold amount as of December 31, 2015. In April 2016, CGP issued 32 million Class B non-voting units to CEC, resulting in CEC’s economic ownership in CGP increasing from 57.4% to 61.2%. However, there was no effect on our financial statements from this transaction. CEC’s economic ownership of CGP is 61.0% as of December 31, 2016.
Our consolidated restricted cash includes amounts held by CGP of $3.0 billion and $12 million as of December 31, 2016 and 2015, respectively. As of December 31, 2016, the majority of the balance is restricted under the terms of the CIE Proceeds Agreement, which requires a portion of the CIE Proceeds be deposited into the CIE escrow account (the "CIE Escrow Account"). Up to $235 million may be distributed from the CIE Escrow Account only: (i) pursuant to the terms of the term sheet included in the CIE Proceeds Agreement and the agreement entered into among Wilmington Trust, National Association, CIE and CEOC, governing the CIE Escrow Account, (ii) with the joint written consent of CIE and CEOC, or (iii) pursuant to an order of a court of competent jurisdiction.
CGP consolidates into its financial statements the accounts of any variable interest entity for which it is determined to be the primary beneficiary. Caesars Baltimore Investment Company, LLC (“CBIC”) is wholly-owned and consolidated by CGP. CBIC indirectly holds interests in the CBAC Borrower, LLC (“CBAC”), owner of the Horseshoe Baltimore Casino, through its ownership interest in CR Baltimore Holdings (“CRBH”), a variable interest entity. The counterparty that owns the minority interest in CRBH is restricted from transferring its interest in CRBH without prior consent from CBIC. As a result, CBIC has been determined to be the primary beneficiary of CRBH, and therefore, consolidates CRBH into its financial statements. Under the existing terms of the agreement, the transfer restrictions will expire in the third quarter of 2017, at which time CBIC would no longer be considered the primarily beneficiary and would deconsolidate CRBH. CRBH would then be accounted for as an equity method investment from that point forward.
In addition to CGP, we also hold immaterial variable interests in other VIEs that are not consolidated because we are not the primary beneficiary. We continually monitor both consolidated and non-consolidated VIEs to determine if any events have occurred that could cause the primary beneficiary to change.
Distribution of CEOC Notes
In August 2014, CGP effectuated a distribution of 100% of its remaining investment in certain CEOC notes as a dividend to its members, CEC and CAC, pro rata based upon each member’s ownership percentage in CGP (the "Notes Distribution"). In connection with the Notes Distribution, CEC received $187 million in aggregate principal amount of CEOC’s 6.50% senior notes and $206 million in aggregate principal amount of CEOC’s 5.75% senior notes, and CAC received $138 million in aggregate principal amount of CEOC’s 6.50% senior notes and $151 million in aggregate principal amount of CEOC’s 5.75% senior notes.
Because CGP is a consolidated VIE, the CEOC notes held by CGP prior to the Notes Distribution were eliminated in consolidation. The CEOC notes received by CEC were subsequently contributed to CEOC for cancellation, which resulted in no impact on the consolidated financial statements of CEC. In addition, the Notes Distribution resulted in a $160 million decrease in noncontrolling interest, which represented CGP's reported fair value of the CEOC notes at the time of the Notes Distribution.
Consolidation of CES
A steering committee acts in the role of a board of managers for CES with each Member entitled to appoint one representative to the steering committee. Each Member, through its representative, is entitled to a single vote on the steering committee; accordingly, the voting power of the Members does not equate to their ownership percentages. Therefore, when CES was formed, we determined that it was a VIE, and we concluded that CERP was required to consolidate it.
Effective January 1, 2016, we implemented the Financial Accounting Standard Board’s (the “FASB”) Accounting Standard Update (“ASU”) No. 2015-02, which amended Topic 810, Consolidations. Applying the amended guidance had no effect on our consolidated financial statements.
Under the guidance in effect prior to ASU No. 2015-02, CERP was determined to be the primary beneficiary of CES, and we consolidated CES through our consolidation of CERP. Under the amended guidance, in determining whether an entity is the primary beneficiary of a VIE, the entity must evaluate whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance through both its direct economic interests in the VIE and its indirect economic interests in the VIE held through related parties. Under the new criteria, when a decision maker exists that holds both power and benefits through its related parties and neither related party holds such power and benefits on their own, the decision maker is determined to be the primary beneficiary. Therefore, we concluded that CEC is the primary beneficiary because our combined economic interest in CES, through our subsidiaries, represents a controlling financial interest.
Expenses incurred by CES are allocated to the casino properties directly or to the Members according to their allocation percentages, subject to annual review. Therefore, CES is a "pass-through" entity that serves as an agent on behalf of the Members at a cost-basis, and is contractually required to fully allocate its costs. CES is designed to have no operating cash flows of its own, and any net income or loss is generally immaterial and is typically subject to allocation to the Members in the subsequent period.
Consolidation Considerations for CEOC
CEOC’s filing for reorganization was a reconsideration event for Caesars Entertainment to reevaluate whether consolidation of CEOC continued to be appropriate. We concluded that CEOC is a VIE and that we are not the primary beneficiary of CEOC; therefore, we no longer consolidate CEOC, but account for our investment in CEOC as a cost method investment subsequent to the deconsolidation. CEOC’s ownership interest in CES was $33 million and $23 million as of December 31, 2016 and December 31, 2015, respectively, and is accounted for as noncontrolling interest.
Transactions with CEOC are treated as related party transactions for Caesars Entertainment. These transactions include items such as casino management fees paid to CEOC, insurance expenses related to insurance coverage provided to CEOC by Caesars Entertainment, and rent payments by CEOC to CERP under the Octavius Tower lease agreement. See Note 18 for additional information on related party transactions and on the carrying amounts and classification of assets and liabilities that relate to our variable interest in CEOC.
During the year ended December 31, 2015, Caesars Entertainment recognized a $7.1 billion gain associated with the deconsolidation of CEOC and recorded a cost method investment in CEOC of zero due to the negative equity associated with CEOC’s underlying financial position. For the 2015 period prior to the deconsolidation, CEOC segment net revenues totaled $158 million, net loss attributable to Caesars totaled $76 million, and negative cash flow from operating activities totaled $220 million.

Cash and Cash Equivalents
Cash, Cash Equivalents, and Restricted Cash
Cash equivalents are highly liquid investments with original maturities of three months or less from the date of purchase and are stated at the lower of cost or market value.

Restricted Cash
Restricted cash also includes cash reserved under loan agreements for (a) development projects and (b) certain expenditures incurred in the normal course of business, such as interest services, real estate taxes, casualty insurance, and capital improvements; and certain other cash deposits that are designated by management for specific purpose.

Receivables
Receivables
We issue credit to approved casino customers following investigations of creditworthiness. Business or economic conditions or other significant events could affect the collectibility of these receivables. Accounts receivable are typically non-interest bearing and are initially recorded at cost.
Marker play represents a significant portion of our overall table games volume. We maintain strict controls over the issuance of markers and aggressively pursue collection from those customers who fail to pay their marker balances timely. These collection efforts include the mailing of statements and delinquency notices, personal contacts, the use of outside collection agencies and civil litigation. Markers are generally legally enforceable instruments in the United States. Markers are not legally enforceable instruments in some foreign countries, but the United States’ assets of foreign customers may be reached to satisfy judgments entered in the United States. We consider the likelihood and difficulty of enforceability, among other factors, when we issue credit to customers who are not residents of the United States.
Due from affiliates represents the net receivable for each counterparty relating to shared services performed on their behalf.
Accounts are written off when management deems the account to be uncollectible. Recoveries of accounts previously written off are recorded when received. We reserve an estimated amount for gaming receivables that may not be collected to reduce the Company’s receivables to their net carrying amount. Methodologies for estimating the allowance for doubtful accounts range from specific reserves to various percentages applied to aged receivables. Historical collection rates are considered, as are customer relationships, in determining specific reserves. As with many estimates, management must make judgments about potential actions by third parties in establishing and evaluating our reserves for allowance for doubtful accounts.

Revenue Recognition
Revenue Recognition
Property Revenues
Casino revenues are measured by the aggregate net difference between gaming wins and losses. Funds deposited by customers in advance and chips in the customers’ possession are recognized as a liability before gaming play occurs. Food and beverage, rooms, and other operating revenues are recognized when services are performed. Advance deposits on rooms and advance ticket sales are recorded as a deposit liability until services are provided to the customer. Sales taxes and other taxes collected from customers on behalf of governmental authorities are accounted for on a net basis and are not included in net revenues or operating expenses.
Other Revenue
Other revenue primarily includes revenue from third-party real estate leasing arrangements at our casino properties, revenue from company-operated retail stores, revenue from our entertainment venues and The High Roller observation wheel, and management fee revenue earned by CEOC through its management of third-party casino properties, until its deconsolidation in January 2015.

Revenue Recognition, Revenue Reductions
The retail value of accommodations, food and beverage, and other services furnished to guests without charge is included in gross revenues and then deducted as casino promotional allowances. The estimated cost of providing such casino promotional allowances is included in casino expenses.

The retail value of accommodations, food and beverage, and other services furnished to guests without charge is included in gross revenues and then deducted as casino promotional allowances. The estimated cost of providing such casino promotional allowances is included in casino expenses.

Advertising		Advertising The Company expenses the production costs of advertising the first time the advertising takes place.
Property, Plant and Equipment
We have significant capital invested in our long-lived assets, and judgments are made in determining their estimated useful lives and salvage values and if or when an asset (or asset group) has been impaired. The accuracy of these estimates affects the amount of depreciation and amortization expense recognized in our financial results and whether we have a gain or loss on the disposal of an asset. We assign lives to our assets based on our standard policy, which is established by management as representative of the useful life of each category of asset.
We review the carrying value of our long-lived assets whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. As necessary, we typically estimate the fair value of assets starting with a “Replacement Cost New” approach and then deduct appropriate amounts for both functional and economic obsolescence to arrive at the fair value estimates. Other factors considered by management in performing this assessment may include current operating results, trends, prospects, and third-party appraisals, as well as the effect of demand, competition, and other economic, legal, and regulatory factors. In estimating expected future cash flows for determining whether an asset is impaired, assets are grouped at the lowest level of identifiable cash flows, which, for most of our assets, is the individual property. These analyses are sensitive to management assumptions and the estimates of the obsolescence factors. Changes in these assumptions and estimates could have a material impact on the analyses and the consolidated financial statements.
Additions to property and equipment are stated at cost. We capitalize the costs of improvements that extend the life of the asset. We expense maintenance and repair costs as incurred. Gains or losses on the dispositions of property and equipment are recognized in the period of disposal. Interest expense is capitalized on internally constructed assets at the applicable weighted-average borrowing rates of interest. Capitalization of interest ceases when the project is substantially complete or construction activity is suspended for more than a brief period of time. Interest capitalized was $2 million, $12 million, and $45 million, for the years ended December 31, 2016, 2015, and 2014, respectively.
Useful Lives

Land improvements			12	years
Buildings	20	to	40	years
Building and leasehold improvements	5	to	20	years
Furniture, fixtures, and equipment	2.5	to	20	years

Goodwill and Intangible Assets
The purchase price of an acquisition is allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. We determine the estimated fair values after review and consideration of relevant information including discounted cash flows, quoted market prices, and estimates made by management. To the extent the purchase price exceeds the fair value of the net identifiable tangible and intangible assets acquired and liabilities assumed, such excess is recorded as goodwill.
We perform our annual goodwill impairment assessment as of October 1. We perform this assessment more frequently if impairment indicators exist. We determine the estimated fair value of each reporting unit based on a combination of earnings before interest, taxes, depreciation and amortization (“EBITDA”), valuation multiples, and estimated future cash flows discounted at rates commensurate with the capital structure and cost of capital of comparable market participants, giving appropriate consideration to the prevailing borrowing rates within the casino industry in general. We also evaluate the aggregate fair value of all of our reporting units and other non-operating assets in comparison to our aggregate debt and equity market capitalization at the test date. EBITDA multiples and discounted cash flows are common measures used to value businesses in our industry.
We perform our annual impairment assessment of other non-amortizing intangible assets as of October 1. We perform this assessment more frequently if impairment indicators exist. We determine the estimated fair value of our non-amortizing intangible assets by primarily using the “Relief from Royalty Method” and “Excess Earnings Method” under the income approach.
The annual evaluation of goodwill and other non-amortizing intangible assets requires the use of estimates about future operating results, valuation multiples, and discount rates to determine their estimated fair value. Changes in these assumptions can materially affect these estimates. Thus, to the extent gaming volumes deteriorate in the near future, discount rates increase significantly, or we do not meet our projected performance, we could have impairments to record in the future and such impairments could be material.

Self Insurance Reserve
Self-Insurance Accruals
We prepay CEOC for estimated employee medical insurance claims (health, dental and vision) with residual differences between estimated and actual claims being reported in due to/from affiliates. We are self-insured for workers’ compensation and other risk products through our captive insurance subsidiaries and provide insurance coverage to CEOC through these captives. We receive insurance premiums from CEOC on an installment basis, which are intended to cover claims processed on CEOC’s behalf.
Our insurance claims and reserves include accruals of estimated settlements for known claims, as well as accruals of actuarial estimates of incurred but not reported claims. In estimating these reserves, historical loss experience and judgments about the expected levels of costs per claim are considered. These claims are accounted for based on actuarial estimates of the undiscounted claims, including those claims incurred but not reported. We believe the use of actuarial methods to account for these liabilities provides a consistent and effective way to measure these highly judgmental accruals. We regularly monitor the potential for changes in estimates, evaluate our insurance accruals, and adjust our recorded provisions.

Debt
Debt Discounts and Deferred Finance Charges
Debt discounts and deferred finance charges incurred in connection with the issuance of debt are amortized to interest expense based on the related debt agreements primarily using the effective interest method. Unamortized discounts are written off and included in our gain or loss calculations to the extent we extinguish debt prior to its original maturity date.

Income Tax
The effect on the income tax provision and deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We have provided a valuation allowance on certain federal, foreign, and state net operating losses (“NOLs”), and other federal, state, and foreign deferred tax assets. NOLs and other federal, state, and foreign deferred tax assets were not deemed realizable based upon near term estimates of future taxable income.
We classify reserves for tax uncertainties within accrued expenses and deferred credits and other in our balance sheets, separate from any related income tax payable, which is also reported within accrued expenses, or deferred income taxes. Reserve amounts relate to any potential income tax liabilities resulting from uncertain tax positions, as well as potential interest or penalties associated with those liabilities.
We file income tax returns, including returns for our subsidiaries, with federal, state, and foreign jurisdictions, except for CGP, which is filed as part of a separate tax filing group. We are under regular and recurring audit by the Internal Revenue Service (“IRS”) and various state taxing authorities on open tax positions, and it is possible that the amount of the liability for unrecognized tax benefits could change during the next 12 months.

Segment Reporting
We view each casino property as an operating segment and currently aggregate all such casino properties into two reportable segments: CERP and CGP.
The results of each reportable segment presented below are consistent with the way Caesars management assesses these results and allocates resources, which is a consolidated view that adjusts for the impact of certain transactions between reportable segments within Caesars, as described below. Accordingly, the results of certain reportable segments presented in this filing differ from the financial statement information presented in their standalone filings.

We view each casino property and CIE as operating segments and currently aggregate all such casino properties into two reportable segments based on management’s view of these properties, which aligns with their ownership and underlying credit structures: CERP and CGP. Through June 30, 2016, we presented CGP as two separate reportable segments: CGP Casinos and CIE. Subsequent to the sale of the SMG Business (see Note 1) the remaining CIE business is not material. Therefore, we no longer consider CIE to be a separate reportable segment, and CGP Casinos and CIE have been combined for all periods presented as the CGP segment. Additionally, CEOC was a reportable segment until its deconsolidation effective January 15, 2015.
The results of each reportable segment presented below are consistent with the way Caesars management assesses these results and allocates resources, which is a consolidated view that adjusts for the impact of certain transactions between reportable segments within Caesars, as described below. Accordingly, the results of certain reportable segments presented in this filing differ from the financial statement information presented in their standalone filings.